Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Basic Materials (3.9%)
	Steel Dynamics Inc.	4,404,514	312,500
	Reliance Steel & Aluminum Co.	1,530,846	266,995
*,1	Cleveland-Cliffs Inc.	11,820,962	159,228
	Royal Gold Inc.	1,666,640	156,364
	Alcoa Corp.	4,568,165	153,764
*	RBC Bearings Inc.	734,534	152,644
	Olin Corp.	3,500,670	150,109
*	Livent Corp.	4,552,266	139,527
	Ashland Inc.	1,237,076	117,485
	Valvoline Inc.	4,494,525	113,891
	Hexcel Corp.	2,135,495	110,448
	Commercial Metals Co.	3,059,525	108,552
	UFP Industries Inc.	1,486,278	107,250
	Huntsman Corp.	4,346,368	106,660
	Balchem Corp.	815,682	99,171
	Timken Co.	1,678,383	99,092
	United States Steel Corp.	5,420,102	98,212
	Chemours Co.	3,939,255	97,103
*	Univar Solutions Inc.	4,234,905	96,302
	Element Solutions Inc.	5,917,311	96,275
	Cabot Corp.	1,429,429	91,326
	Mueller Industries Inc.	1,367,485	81,283
	Sensient Technologies Corp.	1,067,378	74,012
	Avient Corp.	2,309,220	69,969
*	MP Materials Corp.	2,479,299	67,685
	Boise Cascade Co.	1,001,592	59,555
	NewMarket Corp.	190,663	57,357
*	Ingevity Corp.	917,971	55,657
	Hecla Mining Co.	13,752,655	54,185
	Innospec Inc.	629,470	53,927
	Stepan Co.	538,065	50,401
	Quaker Chemical Corp.	341,439	49,297
*	Arconic Corp.	2,607,092	44,425
	Scotts Miracle-Gro Co.	985,096	42,113
	Materion Corp.	521,233	41,699
	Minerals Technologies Inc.	827,685	40,896
	Carpenter Technology Corp.	1,225,731	38,169
	Tronox Holdings plc Class A	2,940,775	36,024
	Westlake Corp.	406,099	35,282
	Compass Minerals International Inc.	867,587	33,428
	Mativ Holdings Inc.	1,396,390	30,832

		Shares	Market Value ($000)
	Worthington Industries Inc.	754,780	28,787
	Kaiser Aluminum Corp.	404,075	24,790
*	Coeur Mining Inc.	6,424,976	21,973
	GrafTech International Ltd.	4,886,346	21,060
	Schnitzer Steel Industries Inc. Class A	622,072	17,704
	Ecovyst Inc.	1,910,335	16,123
*,1	Amyris Inc.	5,292,110	15,453
	Koppers Holdings Inc.	502,117	10,434
*	Century Aluminum Co.	1,271,574	6,714
*	Hycroft Mining Holding Corp. Warrants Exp. 10/22/22	19	—
			4,012,132
Consumer Discretionary (14.1%)
*	Liberty Media Corp.-Liberty Formula One Class C	4,977,904	291,207
*	BJ's Wholesale Club Holdings Inc.	3,432,349	249,909
	Service Corp. International	3,803,536	219,616
*	Deckers Outdoor Corp.	673,587	210,570
	Aramark	6,543,437	204,155
	Williams-Sonoma Inc.	1,702,466	200,636
*	Five Below Inc.	1,338,375	184,254
*	Floor & Decor Holdings Inc. Class A	2,557,731	179,706
	Nielsen Holdings plc	6,395,249	177,276
	Tapestry Inc.	6,123,980	174,105
	H&R Block Inc.	4,061,065	172,758
*	Mattel Inc.	8,969,022	169,873
*	Wynn Resorts Ltd.	2,601,145	163,950
	Churchill Downs Inc.	861,461	158,638
	Nexstar Media Group Inc. Class A	935,674	156,117
	Pool Corp.	477,470	151,936
	Lithia Motors Inc. Class A	698,858	149,940
	Texas Roadhouse Inc. Class A	1,697,367	148,112
	Murphy USA Inc.	533,522	146,671
*,1	DraftKings Inc. Class A	9,680,942	146,569
	Gentex Corp.	5,969,905	142,323
	Wyndham Hotels & Resorts Inc.	2,293,382	140,699
	Dick's Sporting Goods Inc.	1,341,525	140,377
	Polaris Inc.	1,436,490	137,400
*	Capri Holdings Ltd.	3,504,256	134,704
	Newell Brands Inc.	9,451,053	131,275
	Interpublic Group of Cos. Inc.	4,964,255	127,085
*	Alaska Air Group Inc.	3,219,375	126,039
*	RH	501,297	123,354
*	Planet Fitness Inc. Class A	2,138,980	123,334
*,1	Norwegian Cruise Line Holdings Ltd.	10,699,275	121,544
*	SiteOne Landscape Supply Inc.	1,143,479	119,082
*	Terminix Global Holdings Inc.	3,086,121	118,168
	TEGNA Inc.	5,664,820	117,148
	Harley-Davidson Inc.	3,339,890	116,495
	Toll Brothers Inc.	2,773,053	116,468
*	AutoNation Inc.	1,137,051	115,831
	New York Times Co. Class A	3,991,542	114,757
	AMERCO	224,077	114,104
	Leggett & Platt Inc.	3,367,292	111,861
*	Penn Entertainment Inc.	4,025,700	110,747
	Vail Resorts Inc.	510,985	110,189
	Marriott Vacations Worldwide Corp.	897,661	109,389
*	Avis Budget Group Inc.	732,226	108,706
*	Skechers USA Inc. Class A	3,423,568	108,596
	Choice Hotels International Inc.	991,366	108,574

		Shares	Market Value ($000)
*	IAA Inc.	3,395,896	108,159
	Macy's Inc.	6,883,363	107,862
*	Light & Wonder Inc.	2,395,002	102,698
*	Crocs Inc.	1,487,012	102,098
	Tempur Sealy International Inc.	4,153,383	100,263
*	American Airlines Group Inc.	8,251,969	99,354
*	Lyft Inc. Class A	7,432,766	97,890
*	Hyatt Hotels Corp. Class A	1,208,755	97,861
	Wingstop Inc.	759,521	95,259
	Thor Industries Inc.	1,315,334	92,047
*,1	AMC Entertainment Holdings Inc. Class A	13,122,162	91,461
	Academy Sports & Outdoors Inc.	2,160,676	91,137
	Boyd Gaming Corp.	1,898,853	90,480
	Lear Corp.	753,738	90,215
	Bath & Body Works Inc.	2,753,376	89,760
*	Asbury Automotive Group Inc.	561,925	84,907
*	Fox Factory Holding Corp.	1,073,075	84,859
*	Bright Horizons Family Solutions Inc.	1,467,785	84,618
	Ralph Lauren Corp. Class A	980,476	83,272
*,1	GameStop Corp. Class A	3,285,979	82,577
	Kohl's Corp.	3,261,754	82,033
	Wendy's Co.	4,322,647	80,790
	World Wrestling Entertainment Inc. Class A	1,099,277	77,136
	PVH Corp.	1,700,074	76,163
*	Visteon Corp.	714,022	75,729
	Foot Locker Inc.	2,399,700	74,703
*,1	Hertz Global Holdings Inc.	4,572,535	74,441
*	Hilton Grand Vacations Inc.	2,241,201	73,713
*	Skyline Champion Corp.	1,372,169	72,547
*	Goodyear Tire & Rubber Co.	7,180,196	72,448
	Travel + Leisure Co.	2,022,075	68,993
*	Topgolf Callaway Brands Corp.	3,518,444	67,765
*	Grand Canyon Education Inc.	811,544	66,749
*	National Vision Holdings Inc.	2,002,987	65,398
*	Meritage Homes Corp.	928,442	65,242
	Penske Automotive Group Inc.	659,441	64,909
*	Chegg Inc.	3,048,940	64,241
	Signet Jewelers Ltd.	1,121,940	64,164
*	Taylor Morrison Home Corp. Class A	2,741,194	63,925
*,1	Wayfair Inc. Class A	1,947,108	63,378
*	Duolingo Inc. Class A	660,829	62,931
	LCI Industries	613,352	62,231
	Hanesbrands Inc.	8,860,324	61,668
	Carter's Inc.	940,613	61,638
*	Coty Inc. Class A	9,589,046	60,603
*	YETI Holdings Inc.	2,079,008	59,293
*	Helen of Troy Ltd.	608,455	58,679
*	Ollie's Bargain Outlet Holdings Inc.	1,128,126	58,211
*	TripAdvisor Inc.	2,580,653	56,981
	Papa John's International Inc.	807,739	56,550
*	Dorman Products Inc.	678,363	55,707
*	Victoria's Secret & Co.	1,898,246	55,277
*	Madison Square Garden Sports Corp.	400,148	54,684
*	JetBlue Airways Corp.	8,220,689	54,503
	Group 1 Automotive Inc.	380,887	54,417
	Gap Inc.	6,540,704	53,699
	Rush Enterprises Inc. Class A	1,222,103	53,601
	Cracker Barrel Old Country Store Inc.	578,698	53,576

		Shares	Market Value ($000)
	Columbia Sportswear Co.	788,099	53,039
	Spirit Airlines Inc.	2,764,296	52,024
	KB Home	1,991,453	51,618
*	Peloton Interactive Inc. Class A	7,411,208	51,360
*,1	Leslie's Inc.	3,485,344	51,269
	Graham Holdings Co. Class B	93,499	50,301
*,1	Carvana Co. Class A	2,419,759	49,121
*,1	QuantumScape Corp. Class A	5,772,323	48,545
	Steven Madden Ltd.	1,805,231	48,146
*	elf Beauty Inc.	1,263,408	47,529
[1]	Nordstrom Inc.	2,838,383	47,486
	Kontoor Brands Inc.	1,406,275	47,265
*	SeaWorld Entertainment Inc.	1,029,987	46,875
*	Sonos Inc.	3,230,926	44,910
*	Stride Inc.	1,030,570	43,315
	Red Rock Resorts Inc. Class A	1,261,369	43,215
*	Sabre Corp.	8,328,510	42,892
*	Shake Shack Inc. Class A	946,817	42,588
*	Frontdoor Inc.	2,069,231	42,192
*	Driven Brands Holdings Inc.	1,506,453	42,151
*	Gentherm Inc.	842,043	41,875
	Bloomin' Brands Inc.	2,268,212	41,576
*	LGI Homes Inc.	502,313	40,873
	John Wiley & Sons Inc. Class A	1,066,482	40,057
*	Adtalem Global Education Inc.	1,090,112	39,735
	MDC Holdings Inc.	1,445,404	39,633
	Jack in the Box Inc.	534,605	39,598
*	Tri Pointe Homes Inc.	2,580,454	38,991
*,1	Luminar Technologies Inc. Class A	5,297,511	38,592
	American Eagle Outfitters Inc.	3,866,836	37,624
	Dana Inc.	3,275,807	37,442
*,1	iRobot Corp.	656,727	36,993
*	ODP Corp.	1,049,609	36,894
	Cheesecake Factory Inc.	1,259,912	36,890
*	Tenneco Inc. Class A	2,116,885	36,813
*,1	Sweetgreen Inc. Class A	1,963,499	36,325
	PriceSmart Inc.	628,176	36,177
	Monro Inc.	816,644	35,491
	Acushnet Holdings Corp.	813,077	35,361
	Strategic Education Inc.	563,034	34,576
	Oxford Industries Inc.	384,451	34,516
*	Sally Beauty Holdings Inc.	2,714,877	34,207
*	Central Garden & Pet Co. Class A	998,991	34,126
*	PowerSchool Holdings Inc. Class A	2,014,000	33,614
	Inter Parfums Inc.	444,619	33,551
*	Cinemark Holdings Inc.	2,753,136	33,340
*	KAR Auction Services Inc.	2,940,876	32,850
*	Dave & Buster's Entertainment Inc.	1,056,187	32,773
	Levi Strauss & Co. Class A	2,261,144	32,719
*	Six Flags Entertainment Corp.	1,793,552	31,746
*	Under Armour Inc. Class A	4,759,789	31,653
	Laureate Education Inc. Class A	2,926,537	30,875
	Wolverine World Wide Inc.	1,999,162	30,767
*	Madison Square Garden Entertainment Corp.	694,393	30,616
*	Liberty Media Corp.-Liberty Formula One Class A	580,549	30,490
*,1	Fisker Inc. Class A	4,014,764	30,311
*	Under Armour Inc. Class C	5,041,950	30,050
	MillerKnoll Inc.	1,925,873	30,044

		Shares	Market Value ($000)
*	Urban Outfitters Inc.	1,521,636	29,900
*	Allegiant Travel Co.	392,310	28,631
*	Knowles Corp.	2,329,703	28,352
*	Overstock.com Inc.	1,160,366	28,255
[1]	Dillard's Inc. Class A	103,119	28,127
*	Coursera Inc.	2,592,016	27,942
*	Brinker International Inc.	1,111,974	27,777
*,1	Dutch Bros Inc. Class A	853,096	26,574
	HNI Corp.	997,127	26,434
*	Figs Inc. Class A	3,024,242	24,950
	La-Z-Boy Inc.	1,091,953	24,645
	Buckle Inc.	764,102	24,191
[1]	Camping World Holdings Inc. Class A	955,085	24,183
	Dine Brands Global Inc.	378,259	24,042
	Sturm Ruger & Co. Inc.	448,021	22,755
*,1	Petco Health & Wellness Co. Inc. Class A	2,028,376	22,637
*,1	Revolve Group Inc. Class A	1,033,761	22,422
	Rent-A-Center Inc.	1,276,065	22,344
*	Boot Barn Holdings Inc.	378,425	22,123
*	Cavco Industries Inc.	107,293	22,077
	Designer Brands Inc. Class A	1,431,111	21,910
*	ACV Auctions Inc. Class A	2,923,437	21,020
	Sonic Automotive Inc. Class A	484,143	20,963
*	SkyWest Inc.	1,284,146	20,880
*	Lions Gate Entertainment Corp. Class B	2,959,445	20,568
*	iHeartMedia Inc. Class A	2,781,804	20,391
[1]	Krispy Kreme Inc.	1,697,892	19,577
*	PROG Holdings Inc.	1,281,365	19,195
	Sinclair Broadcast Group Inc. Class A	1,053,134	19,051
*	Abercrombie & Fitch Co. Class A	1,216,933	18,923
*	American Axle & Manufacturing Holdings Inc.	2,761,035	18,858
*	Cars.com Inc.	1,637,342	18,829
*	Sleep Number Corp.	529,841	17,914
	Scholastic Corp.	577,850	17,775
*	Vista Outdoor Inc.	717,745	17,456
*	EW Scripps Co. Class A	1,541,097	17,368
*	Udemy Inc.	1,428,621	17,272
	Qurate Retail Inc. Class A	8,528,233	17,142
*,1	Mister Car Wash Inc.	1,929,363	16,554
	Matthews International Corp. Class A	738,481	16,549
*	Hawaiian Holdings Inc.	1,237,940	16,279
*	GoPro Inc. Class A	3,287,579	16,208
*	G-III Apparel Group Ltd.	1,043,318	15,598
*,1	SES AI Corp.	3,096,100	15,109
	Steelcase Inc. Class A	2,226,575	14,517
*	AMC Networks Inc. Class A	678,137	13,766
*,1	Portillo's Inc. Class A	695,207	13,689
*	BJ's Restaurants Inc.	565,338	13,483
	Interface Inc. Class A	1,488,011	13,377
*	Clear Channel Outdoor Holdings Inc.	9,069,663	12,425
[1]	Guess? Inc.	832,645	12,215
*,1	Bowlero Corp.	989,403	12,180
*	Life Time Group Holdings Inc.	1,233,105	12,023
*	Poshmark Inc. Class A	752,865	11,797
*,1	Bed Bath & Beyond Inc.	1,929,089	11,748
*	2U Inc.	1,870,840	11,693
*	Sun Country Airlines Holdings Inc.	811,177	11,040
*,1	Corsair Gaming Inc.	971,244	11,024

		Shares	Market Value ($000)
*	Lions Gate Entertainment Corp. Class A	1,471,491	10,933
	Big Lots Inc.	696,418	10,871
	Caleres Inc.	443,101	10,732
*,1	Vizio Holding Corp. Class A	1,183,867	10,347
*	Integral Ad Science Holding Corp.	1,385,418	10,030
*,1	Canoo Inc.	4,860,584	9,114
*	Zumiez Inc.	396,276	8,532
*,1	ContextLogic Inc. Class A	11,597,281	8,511
*	Central Garden & Pet Co.	230,627	8,312
*,1	Frontier Group Holdings Inc.	825,548	8,008
*	Vacasa Inc. Class A	2,595,021	7,967
*	Cardlytics Inc.	792,675	7,451
*,1	Allbirds Inc. Class A	2,431,684	7,392
*	Stitch Fix Inc. Class A	1,786,477	7,057
*	Sciplay Corp. Class A	570,088	6,704
*	Genesco Inc.	164,929	6,485
	Smith & Wesson Brands Inc.	580,925	6,024
	Global Industrial Co.	215,138	5,772
*,1	Cricut Inc. Class A	622,799	5,767
*,1	Dream Finders Homes Inc. Class A	536,594	5,688
*	Rush Street Interactive Inc.	1,464,644	5,390
*	Angi Inc. Class A	1,754,596	5,176
*	Children's Place Inc.	158,888	4,908
*	Arhaus Inc. Class A	538,013	3,793
*	Latham Group Inc.	1,042,297	3,742
	Aaron's Co. Inc.	367,352	3,571
[1]	Weber Inc. Class A	539,671	3,546
	Rush Enterprises Inc. Class B	62,469	2,993
*	WW International Inc.	669,920	2,633
*	Brilliant Earth Group Inc. Class A	277,113	1,588
*,1	Traeger Inc.	374,995	1,057
*,1	Solo Brands Inc. Class A	241,537	918
			14,741,084
Consumer Staples (3.3%)
	Bunge Ltd.	3,856,973	318,470
*	Darling Ingredients Inc.	4,071,786	269,349
	Casey's General Stores Inc.	945,776	191,539
*	Performance Food Group Co.	3,942,481	169,330
	Lamb Weston Holdings Inc.	1,824,828	141,205
*	US Foods Holding Corp.	5,130,436	135,649
	Ingredion Inc.	1,580,299	127,246
	Flowers Foods Inc.	4,571,441	112,869
*	Post Holdings Inc.	1,365,434	111,843
	Molson Coors Beverage Co. Class B	2,289,070	109,852
*	Celsius Holdings Inc.	1,056,266	95,782
*	Hostess Brands Inc. Class A	3,465,890	80,547
*	Sprouts Farmers Market Inc.	2,728,776	75,724
*	Boston Beer Co. Inc. Class A	233,612	75,608
*	Grocery Outlet Holding Corp.	2,214,606	73,724
	Lancaster Colony Corp.	489,095	73,501
*	Simply Good Foods Co.	2,166,182	69,296
*	BellRing Brands Inc.	3,285,367	67,711
	WD-40 Co.	345,987	60,804
*	TreeHouse Foods Inc.	1,422,901	60,359
*	Freshpet Inc.	1,153,486	57,778
	Cal-Maine Foods Inc.	1,008,869	56,083
*	Herbalife Nutrition Ltd.	2,739,344	54,486
*	United Natural Foods Inc.	1,480,223	50,875

		Shares	Market Value ($000)
	Edgewell Personal Care Co.	1,316,120	49,223
	Coca-Cola Consolidated Inc.	116,881	48,123
	Energizer Holdings Inc.	1,809,343	45,487
	Nu Skin Enterprises Inc. Class A	1,215,577	40,564
	Spectrum Brands Holdings Inc.	1,035,372	40,411
*	Hain Celestial Group Inc.	2,267,564	38,276
	J & J Snack Foods Corp.	292,347	37,850
	Reynolds Consumer Products Inc.	1,330,957	34,618
*	Beauty Health Co.	2,682,496	31,627
	Medifast Inc.	279,805	30,320
[1]	B&G Foods Inc.	1,819,936	30,011
	Vector Group Ltd.	3,345,374	29,473
	Weis Markets Inc.	409,219	29,153
*	Pilgrim's Pride Corp.	1,213,826	27,942
	Universal Corp.	594,128	27,354
	Utz Brands Inc.	1,741,347	26,294
	Andersons Inc.	773,274	23,995
	National Beverage Corp.	593,496	22,873
	Fresh Del Monte Produce Inc.	973,425	22,622
*,1	Beyond Meat Inc.	1,453,598	20,597
	Seaboard Corp.	5,901	20,079
*	USANA Health Sciences Inc.	292,001	16,367
*	Duckhorn Portfolio Inc.	1,026,093	14,806
*	Sovos Brands Inc.	899,099	12,803
	Tootsie Roll Industries Inc.	357,725	11,905
	ACCO Brands Corp.	2,273,606	11,141
*,1	BRC Inc. Class A	1,003,315	7,756
*	Vital Farms Inc.	310,195	3,713
*,1	Rite Aid Corp.	671,523	3,324
*,1,2	Fresh Market Inc.	714,294	—
			3,398,337
Energy (6.0%)
	Targa Resources Corp.	5,752,211	347,088
*	First Solar Inc.	2,435,783	322,181
	Ovintiv Inc.	6,456,423	296,995
	APA Corp.	8,290,417	283,449
	Texas Pacific Land Corp.	156,855	278,767
	Chesapeake Energy Corp.	2,914,389	274,565
*	Antero Resources Corp.	6,995,181	213,563
	HF Sinclair Corp.	3,854,198	207,510
	Marathon Oil Corp.	8,601,162	194,214
*	Southwestern Energy Co.	28,292,378	173,149
	EQT Corp.	4,220,854	172,000
	NOV Inc.	9,973,779	161,376
	Range Resources Corp.	6,340,683	160,166
	PDC Energy Inc.	2,445,070	141,301
	Matador Resources Co.	2,849,039	139,375
	Chord Energy Corp.	999,859	136,751
	Murphy Oil Corp.	3,749,556	131,872
	DT Midstream Inc.	2,456,082	127,446
	SM Energy Co.	3,112,727	117,070
*	Denbury Inc.	1,199,333	103,454
	ChampionX Corp.	5,153,045	100,845
*	PBF Energy Inc. Class A	2,761,238	97,085
*,1	ChargePoint Holdings Inc.	6,416,547	94,708
	Helmerich & Payne Inc.	2,406,120	88,954
	Magnolia Oil & Gas Corp. Class A	4,315,515	85,490
	Equitrans Midstream Corp.	10,989,554	82,202

		Shares	Market Value ($000)
	Civitas Resources Inc.	1,295,416	74,344
	California Resources Corp.	1,913,699	73,543
*	Peabody Energy Corp.	2,922,906	72,547
	Antero Midstream Corp.	7,896,031	72,486
*	CNX Resources Corp.	4,570,706	70,983
	Arcosa Inc.	1,228,138	70,225
	Patterson-UTI Energy Inc.	5,505,439	64,304
*	Array Technologies Inc.	3,625,940	60,118
	Cactus Inc. Class A	1,539,347	59,157
	New Fortress Energy Inc. Class A	1,317,446	57,586
[1]	Arch Resources Inc.	471,210	55,886
*	Callon Petroleum Co.	1,567,583	54,881
*	Ameresco Inc. Class A	816,141	54,257
	Alpha Metallurgical Resources Inc.	374,206	51,206
*	Liberty Energy Inc. Class A	4,033,851	51,149
*,1	SunPower Corp.	2,210,041	50,919
*	Stem Inc.	3,720,128	49,627
	Delek US Holdings Inc.	1,802,645	48,924
	Enviva Inc.	761,741	45,750
*	Comstock Resources Inc.	2,370,100	40,979
*	Transocean Ltd.	16,128,770	39,838
*	NexTier Oilfield Solutions Inc.	5,277,067	39,050
	Warrior Met Coal Inc.	1,311,167	37,290
	World Fuel Services Corp.	1,493,487	35,007
*	Shoals Technologies Group Inc. Class A	1,574,683	33,934
*,1	FuelCell Energy Inc.	9,326,100	31,802
*	NOW Inc.	2,814,803	28,289
	Archrock Inc.	3,953,072	25,379
	CVR Energy Inc.	764,693	22,161
*	Oceaneering International Inc.	2,541,528	20,231
*	ProPetro Holding Corp.	2,247,749	18,094
*	Permian Resources Corp. Class A	2,537,202	17,253
*	Dril-Quip Inc.	872,402	17,029
	Core Laboratories NV	1,175,424	15,845
*	Tellurian Inc.	6,502,117	15,540
	RPC Inc.	2,201,695	15,258
*	MRC Global Inc.	2,011,718	14,464
*,1	EVgo Inc.	1,758,061	13,906
[1]	Kinetik Holdings Inc. Class A	412,215	13,430
*,1	Fluence Energy Inc. Class A	870,658	12,703
[1]	Crescent Energy Co. Class A	901,822	12,148
*	ProFrac Holding Corp. Class A	472,867	7,192
*	Helix Energy Solutions Group Inc.	1,839,803	7,102
*,1	OPAL Fuels Inc.	96,234	797
*	Denbury Inc. Warrants Exp. 9/18/23	2	—
			6,204,189
Financials (15.1%)
	First Horizon Corp.	13,624,189	311,994
	First Citizens BancShares Inc. Class A	304,629	242,920
	Signature Bank	1,597,752	241,261
	East West Bancorp Inc.	3,577,866	240,218
	Comerica Inc.	3,321,496	236,158
	American Financial Group Inc.	1,837,905	225,934
	Reinsurance Group of America Inc.	1,701,291	214,039
	LPL Financial Holdings Inc.	960,552	209,861
	Webster Financial Corp.	4,464,303	201,787
	Assurant Inc.	1,351,240	196,295
	Zions Bancorp NA	3,820,474	194,309

		Shares	Market Value ($000)
	Cullen/Frost Bankers Inc.	1,465,371	193,751
	Commerce Bancshares Inc.	2,739,796	181,265
	Brown & Brown Inc.	2,864,255	173,230
	Western Alliance Bancorp	2,612,028	171,715
	Unum Group	4,316,079	167,464
	Carlyle Group Inc.	6,422,059	165,946
	Invesco Ltd.	11,550,806	158,246
	RenaissanceRe Holdings Ltd.	1,109,618	155,779
	SouthState Corp.	1,921,061	151,994
	SEI Investments Co.	3,095,945	151,856
	Voya Financial Inc.	2,486,018	150,404
	Pinnacle Financial Partners Inc.	1,843,198	149,483
	Old Republic International Corp.	7,059,182	147,749
	Prosperity Bancshares Inc.	2,200,200	146,709
*,1	Robinhood Markets Inc. Class A	14,326,258	144,695
	First Financial Bankshares Inc.	3,438,357	143,826
	Erie Indemnity Co. Class A	644,950	143,379
	Kinsale Capital Group Inc.	552,406	141,096
	Glacier Bancorp Inc.	2,812,344	138,170
	Morningstar Inc.	647,224	137,419
	Popular Inc.	1,904,414	137,232
*	Alleghany Corp.	162,200	136,146
	Starwood Property Trust Inc.	7,459,051	135,904
	Stifel Financial Corp.	2,560,207	132,900
	Synovus Financial Corp.	3,506,334	131,523
	Wintrust Financial Corp.	1,542,090	125,757
	Selective Insurance Group Inc.	1,531,781	124,687
	Old National Bancorp	7,436,217	122,475
	United Bankshares Inc.	3,417,101	122,161
	Jefferies Financial Group Inc.	4,131,007	121,865
	Valley National Bancorp	10,927,589	118,018
	Cadence Bank	4,632,187	117,704
	Primerica Inc.	950,855	117,383
	First American Financial Corp.	2,512,276	115,816
	Bank OZK	2,853,480	112,884
	RLI Corp.	1,094,368	112,041
	AGNC Investment Corp.	13,272,428	111,754
	Home BancShares Inc.	4,946,247	111,340
	Globe Life Inc.	1,113,192	110,985
	Affiliated Managers Group Inc.	970,526	108,553
	Hanover Insurance Group Inc.	814,302	104,345
	FNB Corp.	8,904,744	103,295
	ServisFirst Bancshares Inc.	1,241,083	99,287
	MGIC Investment Corp.	7,704,885	98,777
	Blue Owl Capital Inc. Class A	10,678,091	98,559
	New York Community Bancorp Inc.	11,244,257	95,914
	Blackstone Mortgage Trust Inc. Class A	4,107,878	95,878
	Axis Capital Holdings Ltd.	1,934,404	95,076
	Houlihan Lokey Inc. Class A	1,260,970	95,052
	Hancock Whitney Corp.	2,067,596	94,717
	Umpqua Holdings Corp.	5,511,243	94,187
	First Interstate BancSystem Inc. Class A	2,305,251	93,017
*,1	SoFi Technologies Inc.	18,737,337	91,438
	Essent Group Ltd.	2,597,888	90,588
	SLM Corp.	6,381,858	89,282
	Rithm Capital Corp.	11,853,997	86,771
[1]	Lazard Ltd. Class A	2,720,076	86,580
*	Ryan Specialty Holdings Inc. Class A	2,127,630	86,424

		Shares	Market Value ($000)
	Lincoln National Corp.	1,944,877	85,400
	CVB Financial Corp.	3,371,956	85,378
	United Community Banks Inc.	2,558,156	84,675
	OneMain Holdings Inc.	2,825,759	83,416
	UMB Financial Corp.	981,204	82,706
	Independent Bank Corp. (Massachusetts)	1,107,131	82,515
	Community Bank System Inc.	1,364,471	81,977
[1]	White Mountains Insurance Group Ltd.	62,049	80,851
	Eastern Bankshares Inc.	4,075,407	80,041
	First Hawaiian Inc.	3,242,481	79,862
*	Brighthouse Financial Inc.	1,823,309	79,168
	Radian Group Inc.	4,103,729	79,161
	Bank of Hawaii Corp.	1,020,415	77,674
	WSFS Financial Corp.	1,612,692	74,926
	Ameris Bancorp	1,673,098	74,804
*	Texas Capital Bancshares Inc.	1,266,639	74,770
	Pacific Premier Bancorp Inc.	2,411,242	74,652
	Associated Banc-Corp	3,625,562	72,801
	Assured Guaranty Ltd.	1,493,962	72,382
*,1	Credit Acceptance Corp.	163,998	71,831
	Federated Hermes Inc. Class B	2,149,945	71,206
	FirstCash Holdings Inc.	955,103	70,057
	Cathay General Bancorp	1,796,379	69,089
	Janus Henderson Group plc	3,364,756	68,338
	BankUnited Inc.	1,978,786	67,615
	PacWest Bancorp	2,990,432	67,584
	Simmons First National Corp. Class A	3,095,279	67,446
	Fulton Financial Corp.	4,249,878	67,148
	Kemper Corp.	1,621,258	66,893
	Walker & Dunlop Inc.	796,823	66,718
	American Equity Investment Life Holding Co.	1,779,946	66,374
*	Mr Cooper Group Inc.	1,637,597	66,323
	Evercore Inc. Class A	794,975	65,387
	First Bancorp	4,772,728	65,291
	BOK Financial Corp.	688,713	61,199
	International Bancshares Corp.	1,422,549	60,458
	First Merchants Corp.	1,510,668	58,433
	Columbia Banking System Inc.	1,996,995	57,693
	Atlantic Union Bankshares Corp.	1,897,013	57,631
*	Silvergate Capital Corp. Class A	763,602	57,537
*	Trupanion Inc.	931,088	55,335
	Moelis & Co. Class A	1,626,831	55,003
	Independent Bank Group Inc.	888,611	54,552
	Jackson Financial Inc. Class A	1,939,111	53,810
	CNO Financial Group Inc.	2,904,720	52,198
	Virtu Financial Inc. Class A	2,485,506	51,624
	Banner Corp.	868,205	51,294
	Washington Federal Inc.	1,658,810	49,731
	First Financial Bancorp	2,287,407	48,219
	WesBanco Inc.	1,440,143	48,058
	Hamilton Lane Inc. Class A	804,772	47,972
	Arbor Realty Trust Inc.	4,108,752	47,251
	Towne Bank	1,754,402	47,071
*	Axos Financial Inc.	1,363,635	46,677
	Park National Corp.	371,350	46,226
*	Genworth Financial Inc. Class A	12,788,938	44,761
*	Enstar Group Ltd.	263,775	44,734
	Piper Sandler Cos.	420,591	44,053

		Shares	Market Value ($000)
	Artisan Partners Asset Management Inc. Class A	1,626,131	43,792
	Flagstar Bancorp Inc.	1,285,515	42,936
	Trustmark Corp.	1,398,783	42,845
	TPG Inc. Class A	1,532,758	42,672
	Renasant Corp.	1,349,017	42,197
	Northwest Bancshares Inc.	3,059,950	41,340
	BancFirst Corp.	457,837	40,963
*	Cannae Holdings Inc.	1,933,168	39,939
	Navient Corp.	2,700,453	39,670
*	Focus Financial Partners Inc. Class A	1,246,307	39,271
	NBT Bancorp Inc.	1,033,292	39,213
	Cohen & Steers Inc.	618,123	38,713
*	BRP Group Inc. Class A	1,452,037	38,261
	PJT Partners Inc. Class A	553,616	36,993
	Horace Mann Educators Corp.	1,038,417	36,646
	Eagle Bancorp Inc.	813,995	36,483
	Hope Bancorp Inc.	2,882,526	36,435
[1]	Claros Mortgage Trust Inc.	3,012,810	35,370
*,1	Upstart Holdings Inc.	1,652,214	34,350
	Westamerica Bancorp	648,915	33,932
	Provident Financial Services Inc.	1,720,482	33,549
	StepStone Group Inc. Class A	1,323,965	32,450
	City Holding Co.	358,458	31,792
*	PRA Group Inc.	940,412	30,902
	Chimera Investment Corp.	5,885,395	30,722
	OFG Bancorp	1,207,552	30,346
*,1	Marathon Digital Holdings Inc.	2,818,230	30,183
	Berkshire Hills Bancorp Inc.	1,100,677	30,049
	Apollo Commercial Real Estate Finance Inc.	3,566,105	29,599
	Two Harbors Investment Corp.	8,740,631	29,019
	Safety Insurance Group Inc.	355,468	28,992
	First Commonwealth Financial Corp.	2,252,924	28,928
	PennyMac Financial Services Inc.	666,170	28,579
[1]	Hilltop Holdings Inc.	1,147,768	28,522
	National Bank Holdings Corp. Class A	763,913	28,257
	Virtus Investment Partners Inc.	175,534	28,001
[1]	Compass Diversified Holdings	1,548,176	27,960
	Capitol Federal Financial Inc.	3,344,503	27,759
	S&T Bancorp Inc.	943,233	27,646
*	LendingClub Corp.	2,500,077	27,626
*,1	Riot Blockchain Inc.	3,924,873	27,513
	PennyMac Mortgage Investment Trust	2,300,148	27,096
	ProAssurance Corp.	1,371,845	26,765
*	Encore Capital Group Inc.	575,989	26,196
	BGC Partners Inc. Class A	8,313,555	26,105
	Ladder Capital Corp. Class A	2,894,780	25,937
*	Palomar Holdings Inc.	304,624	25,503
*,1	Lemonade Inc.	1,137,411	24,090
[1]	Franklin BSP Realty Trust Inc.	2,127,141	22,909
	Employers Holdings Inc.	658,715	22,719
*	Blucora Inc.	1,152,594	22,291
	Brookline Bancorp Inc.	1,850,066	21,553
	Tompkins Financial Corp.	294,635	21,396
*	Columbia Financial Inc.	982,322	20,756
	MFA Financial Inc.	2,585,204	20,113
	Mercury General Corp.	703,947	20,006
	KKR Real Estate Finance Trust Inc.	1,231,158	20,006
	Heartland Financial USA Inc.	457,751	19,848

		Shares	Market Value ($000)
*	Open Lending Corp. Class A	2,403,343	19,323
	iStar Inc.	2,059,566	19,072
	Nelnet Inc. Class A	235,820	18,675
	TFS Financial Corp.	1,424,362	18,517
	Enact Holdings Inc.	825,735	18,307
	United Fire Group Inc.	609,143	17,501
	Kearny Financial Corp.	1,611,395	17,113
	Redwood Trust Inc.	2,965,823	17,024
	Goosehead Insurance Inc. Class A	469,449	16,731
	Broadmark Realty Capital Inc.	3,199,492	16,349
*	Triumph Bancorp Inc.	295,074	16,037
	Northfield Bancorp Inc.	1,107,172	15,844
*	Oscar Health Inc. Class A	3,153,379	15,735
	Argo Group International Holdings Ltd.	800,170	15,411
	WisdomTree Investments Inc.	3,156,267	14,771
*	Ambac Financial Group Inc.	1,140,195	14,538
	BrightSpire Capital Inc. Class A	2,294,596	14,479
[1]	ARMOUR Residential REIT Inc.	2,912,531	14,184
	Central Pacific Financial Corp.	659,303	13,641
	Live Oak Bancshares Inc.	417,269	12,768
*	SiriusPoint Ltd.	2,264,330	11,208
	TPG RE Finance Trust Inc.	1,573,431	11,014
	P10 Inc. Class A	981,711	10,328
*	AssetMark Financial Holdings Inc.	560,724	10,256
*	Clearwater Analytics Holdings Inc. Class A	586,145	9,841
[1]	Invesco Mortgage Capital Inc.	838,731	9,310
[1]	GCM Grosvenor Inc. Class A	1,068,256	8,429
	National Western Life Group Inc. Class A	47,930	8,186
*	World Acceptance Corp.	80,021	7,748
	Victory Capital Holdings Inc. Class A	304,172	7,090
*	LendingTree Inc.	276,372	6,594
[1]	UWM Holdings Corp. Class A	2,103,690	6,164
*,1	Hagerty Inc. Class A	523,794	4,709
	Granite Point Mortgage Trust Inc.	667,265	4,297
*,1	Bakkt Holdings Inc.	1,466,251	3,343
	Associated Capital Group Inc. Class A	41,660	1,531
	loanDepot Inc. Class A	1,039,750	1,372
	Goldman Sachs Group Inc.	1	—
*	Endocan Corp.	234	—
			15,762,390
Health Care (12.3%)
	Bio-Techne Corp.	995,613	282,754
*	Repligen Corp.	1,408,908	263,621
*	Neurocrine Biosciences Inc.	2,428,057	257,884
*	Molina Healthcare Inc.	736,424	242,902
*	United Therapeutics Corp.	1,155,568	241,953
*	Shockwave Medical Inc.	866,596	240,974
*	Sarepta Therapeutics Inc.	2,112,001	233,461
*	Jazz Pharmaceuticals plc	1,511,806	201,509
*	Acadia Healthcare Co. Inc.	2,306,454	180,319
*	Penumbra Inc.	913,877	173,271
*	Novocure Ltd.	2,260,387	171,744
*	Masimo Corp.	1,200,315	169,436
	Chemed Corp.	378,406	165,197
*	Apellis Pharmaceuticals Inc.	2,370,979	161,938
*	Karuna Therapeutics Inc.	679,214	152,776
	Organon & Co.	6,457,424	151,104
*	HealthEquity Inc.	2,142,073	143,883

		Shares	Market Value ($000)
*	Ionis Pharmaceuticals Inc.	3,243,465	143,458
*	Tenet Healthcare Corp.	2,739,598	141,308
	Bruker Corp.	2,632,753	139,694
*	Halozyme Therapeutics Inc.	3,497,676	138,298
*	Envista Holdings Corp.	4,148,429	136,110
*	Guardant Health Inc.	2,465,670	132,727
*	Inspire Medical Systems Inc.	730,838	129,629
*	Exelixis Inc.	8,170,338	128,111
*	Charles River Laboratories International Inc.	645,724	127,078
*	Option Care Health Inc.	3,925,062	123,522
*	Syneos Health Inc.	2,606,286	122,886
*	LHC Group Inc.	748,354	122,476
	Perrigo Co. plc	3,417,859	121,881
*	Global Blood Therapeutics Inc.	1,712,895	116,648
*	Lantheus Holdings Inc.	1,658,100	116,614
*	Globus Medical Inc. Class A	1,955,905	116,513
	Encompass Health Corp.	2,533,290	114,581
*	Cytokinetics Inc.	2,270,999	110,030
	Ensign Group Inc.	1,333,583	106,020
*	Intra-Cellular Therapies Inc.	2,157,164	100,373
*	Blueprint Medicines Corp.	1,516,169	99,900
*	Medpace Holdings Inc.	629,597	98,954
*	Omnicell Inc.	1,124,501	97,865
*	Intellia Therapeutics Inc.	1,736,893	97,197
*	Natera Inc.	2,215,438	97,080
	Premier Inc. Class A	2,847,774	96,653
*	Haemonetics Corp.	1,302,939	96,457
*	Teladoc Health Inc.	3,696,817	93,714
*	Alkermes plc	4,169,829	93,112
*	PTC Therapeutics Inc.	1,816,151	91,171
*	iRhythm Technologies Inc.	724,230	90,732
*	Mirati Therapeutics Inc.	1,270,643	88,742
*	ICU Medical Inc.	576,453	86,814
*	STAAR Surgical Co.	1,219,660	86,047
*	QuidelOrtho Corp.	1,189,982	85,060
*	Arrowhead Pharmaceuticals Inc.	2,552,784	84,370
*	ChemoCentryx Inc.	1,630,424	84,228
*	Merit Medical Systems Inc.	1,441,299	81,448
*,1	Beam Therapeutics Inc.	1,697,247	80,857
*	Amedisys Inc.	823,707	79,727
*	Inari Medical Inc.	1,084,420	78,772
*,1	Ginkgo Bioworks Holdings Inc.	25,126,293	78,394
*	Tandem Diabetes Care Inc.	1,630,607	78,025
	DENTSPLY SIRONA Inc.	2,739,171	77,656
*	1Life Healthcare Inc.	4,476,615	76,774
*	Neogen Corp.	5,487,065	76,654
*	Integra LifeSciences Holdings Corp.	1,802,124	76,338
*	Evolent Health Inc. Class A	2,094,770	75,265
*	Oak Street Health Inc.	3,068,228	75,233
*	Axonics Inc.	1,061,146	74,747
*	Amicus Therapeutics Inc.	7,121,066	74,344
*	Exact Sciences Corp.	2,249,599	73,089
*	Maravai LifeSciences Holdings Inc. Class A	2,838,856	72,476
*,1	Doximity Inc. Class A	2,384,517	72,060
*	Elanco Animal Health Inc.	5,726,232	71,063
	Universal Health Services Inc. Class B	793,783	69,996
*	Ultragenyx Pharmaceutical Inc.	1,689,176	69,949
*	R1 RCM Inc.	3,697,342	68,512

		Shares	Market Value ($000)
*	Denali Therapeutics Inc.	2,191,917	67,270
*	Insmed Inc.	3,045,756	65,606
*	10X Genomics Inc. Class A	2,292,769	65,298
*	Progyny Inc.	1,753,509	64,985
*	Prestige Consumer Healthcare Inc.	1,263,416	62,956
	CONMED Corp.	773,567	62,017
*	Glaukos Corp.	1,147,662	61,102
*	agilon health Inc.	2,607,792	61,074
*	Corcept Therapeutics Inc.	2,311,715	59,272
*	Pacira BioSciences Inc.	1,104,642	58,756
*	NuVasive Inc.	1,321,890	57,912
	Select Medical Holdings Corp.	2,557,582	56,523
*	Enovis Corp.	1,168,153	53,817
	Patterson Cos. Inc.	2,224,204	53,425
*	Integer Holdings Corp.	841,008	52,336
*	Signify Health Inc. Class A	1,795,393	52,336
*	Relay Therapeutics Inc.	2,313,245	51,747
*	ACADIA Pharmaceuticals Inc.	3,081,668	50,416
*	Sage Therapeutics Inc.	1,283,537	50,263
*	Vir Biotechnology Inc.	2,526,565	48,712
*	Arvinas Inc.	1,080,756	48,083
*	Fate Therapeutics Inc.	2,092,625	46,896
*	Twist Bioscience Corp.	1,287,833	45,383
*	Cerevel Therapeutics Holdings Inc.	1,580,547	44,666
	Owens & Minor Inc.	1,839,097	44,322
*	AtriCure Inc.	1,118,991	43,753
*	Supernus Pharmaceuticals Inc.	1,291,677	43,723
*	Privia Health Group Inc.	1,272,000	43,324
	Embecta Corp.	1,468,509	42,278
*	Certara Inc.	3,044,990	40,437
*	Nevro Corp.	853,561	39,776
*	Xencor Inc.	1,517,482	39,424
*	Agios Pharmaceuticals Inc.	1,391,703	39,357
*	Apollo Medical Holdings Inc.	1,004,596	39,179
*	Silk Road Medical Inc.	850,101	38,255
*	REVOLUTION Medicines Inc.	1,894,968	37,369
*	Myriad Genetics Inc.	1,944,446	37,100
*	Axsome Therapeutics Inc.	819,040	36,546
*	Iovance Biotherapeutics Inc.	3,806,060	36,462
*,1	Novavax Inc.	1,985,844	36,142
*	Ligand Pharmaceuticals Inc.	406,979	35,045
*	Meridian Bioscience Inc.	1,110,692	35,020
*	Ironwood Pharmaceuticals Inc. Class A	3,304,984	34,240
*,1	Verve Therapeutics Inc.	989,417	33,986
*	CorVel Corp.	243,072	33,648
*	Pediatrix Medical Group Inc.	2,034,495	33,590
*	Cano Health Inc.	3,826,913	33,179
*,1	PROCEPT BioRobotics Corp.	792,655	32,863
*	AdaptHealth Corp. Class A	1,707,479	32,066
*,1	EQRx Inc.	6,267,122	31,022
*	Cytek Biosciences Inc.	2,051,219	30,194
*	Veracyte Inc.	1,816,890	30,160
*	Harmony Biosciences Holdings Inc.	675,855	29,934
*	Pacific Biosciences of California Inc.	5,137,422	29,823
*	BioCryst Pharmaceuticals Inc.	2,364,067	29,787
*,1	Amylyx Pharmaceuticals Inc.	1,041,477	29,318
*	Vaxcyte Inc.	1,204,686	28,912
*	FibroGen Inc.	2,140,416	27,847

		Shares	Market Value ($000)
*,1	Warby Parker Inc. Class A	2,063,955	27,533
*	Bridgebio Pharma Inc.	2,633,877	26,181
*	NeoGenomics Inc.	3,034,546	26,127
*	REGENXBIO Inc.	987,583	26,102
*	Avanos Medical Inc.	1,180,291	25,707
*	Multiplan Corp.	8,936,459	25,558
*	Alignment Healthcare Inc.	2,150,145	25,458
*,1	Lyell Immunopharma Inc.	3,458,857	25,353
*	SpringWorks Therapeutics Inc.	878,776	25,071
*	NextGen Healthcare Inc.	1,382,939	24,478
*,1	Gossamer Bio Inc.	2,028,334	24,299
*	Surgery Partners Inc.	1,029,053	24,080
*	Emergent BioSolutions Inc.	1,139,091	23,910
*	Zentalis Pharmaceuticals Inc.	1,084,744	23,496
*	Adaptive Biotechnologies Corp.	3,267,955	23,268
*	CareDx Inc.	1,358,542	23,122
	Healthcare Services Group Inc.	1,883,698	22,774
	National HealthCare Corp.	354,330	22,443
*	Recursion Pharmaceuticals Inc. Class A	2,097,576	22,318
*	Varex Imaging Corp.	1,013,588	21,427
*	Editas Medicine Inc. Class A	1,746,575	21,378
*	Madrigal Pharmaceuticals Inc.	325,603	21,161
*	OPKO Health Inc.	10,779,160	20,373
*	Treace Medical Concepts Inc.	914,763	20,189
*	Allogene Therapeutics Inc.	1,824,760	19,707
*	TG Therapeutics Inc.	3,326,161	19,691
*	Outset Medical Inc.	1,217,895	19,401
*	Brookdale Senior Living Inc.	4,495,841	19,197
*	Innoviva Inc.	1,592,021	18,483
*,1	23andMe Holding Co.	6,267,809	17,926
*	Enhabit Inc.	1,262,802	17,730
*	American Well Corp. Class A	4,879,127	17,516
*	Sotera Health Co.	2,513,326	17,141
*	Reata Pharmaceuticals Inc. Class A	679,774	17,083
*	Hims & Hers Health Inc.	3,028,336	16,898
*	Arcus Biosciences Inc.	641,904	16,792
*	Phreesia Inc.	629,040	16,028
*	Kymera Therapeutics Inc.	725,655	15,798
*	Nektar Therapeutics Class A	4,770,403	15,265
*	Theravance Biopharma Inc.	1,450,095	14,704
*,1	Invitae Corp.	5,965,853	14,676
*,1	Sana Biotechnology Inc.	2,414,963	14,490
*,1	Butterfly Network Inc.	3,076,267	14,458
*	Pulmonx Corp.	852,694	14,206
*,1	Clover Health Investments Corp. Class A	8,271,022	14,061
*	Alector Inc.	1,464,821	13,857
*	Inogen Inc.	549,845	13,350
*	NGM Biopharmaceuticals Inc.	1,020,565	13,349
*	HealthStream Inc.	619,132	13,163
*	Health Catalyst Inc.	1,321,673	12,820
*,1	LifeStance Health Group Inc.	1,915,453	12,680
*,1	Erasca Inc.	1,556,284	12,139
*	Agiliti Inc.	843,832	12,075
*	AnaptysBio Inc.	466,298	11,895
*	PMV Pharmaceuticals Inc.	987,668	11,753
*	Atea Pharmaceuticals Inc.	1,903,429	10,831
*	Cullinan Oncology Inc.	812,851	10,421
*,1	Day One Biopharmaceuticals Inc.	513,559	10,287

		Shares	Market Value ($000)
*,1	ImmunityBio Inc.	2,036,449	10,121
*	Kiniksa Pharmaceuticals Ltd. Class A	787,138	10,107
*	Seer Inc. Class A	1,260,592	9,757
*	Rocket Pharmaceuticals Inc.	589,386	9,407
*	GoodRx Holdings Inc. Class A	1,929,152	9,009
*	Accolade Inc.	768,616	8,778
*	Sangamo Therapeutics Inc.	1,687,760	8,270
*	Nuvation Bio Inc.	3,587,627	8,036
*	NanoString Technologies Inc.	587,923	7,508
*	Instil Bio Inc.	1,481,574	7,171
*	Stoke Therapeutics Inc.	549,055	7,050
*	Amneal Pharmaceuticals Inc.	3,446,971	6,963
	Phibro Animal Health Corp. Class A	519,273	6,901
*	Design Therapeutics Inc.	355,492	5,944
*	Immunovant Inc.	1,044,743	5,830
*	Heron Therapeutics Inc.	1,300,740	5,489
*,1	Nuvalent Inc. Class A	275,282	5,351
*	Orthofix Medical Inc.	241,078	4,607
*	Allovir Inc.	472,572	3,729
*	Pennant Group Inc.	335,056	3,488
*,1	Innovage Holding Corp.	506,291	2,977
*,1	P3 Health Partners Inc.	633,489	2,927
*,1	SmileDirectClub Inc. Class A	2,808,941	2,543
*	ALX Oncology Holdings Inc.	233,165	2,231
*	Invivyd Inc.	696,219	2,179
*	Aveanna Healthcare Holdings Inc.	590,187	885
*,1	Bright Green Corp.	501,738	542
*,1,2	Zogenix Inc. CVR	215,490	431
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
			12,860,998
Industrials (19.6%)
	IDEX Corp.	1,916,342	382,981
	Carlisle Cos. Inc.	1,313,222	368,241
	Booz Allen Hamilton Holding Corp. Class A	3,359,835	310,281
	Howmet Aerospace Inc.	9,492,367	293,599
	Nordson Corp.	1,314,468	279,022
	RPM International Inc.	3,276,277	272,947
*	Fair Isaac Corp.	641,102	264,140
	Graco Inc.	4,293,880	257,418
*	Paylocity Holding Corp.	1,052,716	254,315
	AECOM	3,545,632	242,415
	Regal Rexnord Corp.	1,687,805	236,900
*	Builders FirstSource Inc.	3,962,375	233,463
	Quanta Services Inc.	1,812,958	230,953
	Toro Co.	2,655,065	229,610
	Huntington Ingalls Industries Inc.	1,014,257	224,658
	Advanced Drainage Systems Inc.	1,803,522	224,304
*	WillScot Mobile Mini Holdings Corp.	5,425,697	218,818
	Watsco Inc.	843,099	217,064
	Genpact Ltd.	4,659,080	203,928
	Robert Half International Inc.	2,642,777	202,172
	Allegion plc	2,230,185	200,003
*	Axon Enterprise Inc.	1,714,737	198,481
	Owens Corning	2,443,383	192,074
	Knight-Swift Transportation Holdings Inc. Class A	3,875,216	189,614
	Lincoln Electric Holdings Inc.	1,470,586	184,882
	Lennox International Inc.	809,651	180,285
*	Middleby Corp.	1,368,084	175,347

		Shares	Market Value ($000)
	Tetra Tech Inc.	1,353,718	173,993
	Cognex Corp.	4,185,549	173,491
*	Chart Industries Inc.	929,965	171,439
	Pentair plc	4,175,609	169,655
	Jack Henry & Associates Inc.	925,499	168,691
	Sealed Air Corp.	3,687,120	164,114
	A O Smith Corp.	3,261,918	158,464
	AptarGroup Inc.	1,659,180	157,672
	Graphic Packaging Holding Co.	7,815,268	154,273
*	WESCO International Inc.	1,289,885	153,986
	Donaldson Co. Inc.	3,119,657	152,894
	Hubbell Inc. Class B	681,443	151,962
*	Berry Global Group Inc.	3,175,949	147,777
	Sensata Technologies Holding plc	3,941,648	146,945
	AGCO Corp.	1,515,282	145,725
	Valmont Industries Inc.	542,052	145,606
	EMCOR Group Inc.	1,252,932	144,689
*	WEX Inc.	1,121,595	142,375
	MDU Resources Group Inc.	5,163,299	141,216
	Sonoco Products Co.	2,475,491	140,435
	MKS Instruments Inc.	1,688,587	139,545
*	FTI Consulting Inc.	833,022	138,040
	ITT Inc.	2,099,774	137,199
	Curtiss-Wright Corp.	974,854	135,661
*	TopBuild Corp.	822,113	135,468
	nVent Electric plc	4,226,861	133,611
	Landstar System Inc.	924,858	133,522
	Western Union Co.	9,795,046	132,233
	Acuity Brands Inc.	830,463	130,773
*	Saia Inc.	670,551	127,405
*	Mohawk Industries Inc.	1,372,209	125,132
	Littelfuse Inc.	628,482	124,873
	Brunswick Corp.	1,888,221	123,584
*	XPO Logistics Inc.	2,774,839	123,536
*	Trex Co. Inc.	2,799,474	123,009
*	Axalta Coating Systems Ltd.	5,600,003	117,936
*	ExlService Holdings Inc.	797,537	117,525
	Oshkosh Corp.	1,659,784	116,666
	BWX Technologies Inc.	2,316,131	116,664
	Woodward Inc.	1,451,220	116,475
*	AMN Healthcare Services Inc.	1,098,617	116,409
	Exponent Inc.	1,297,876	113,785
*	ASGN Inc.	1,210,898	109,429
*	GXO Logistics Inc.	3,011,961	105,599
	MSA Safety Inc.	943,734	103,131
	Eagle Materials Inc.	956,739	102,543
	Applied Industrial Technologies Inc.	977,418	100,459
	Crane Holdings Co.	1,139,470	99,749
	Louisiana-Pacific Corp.	1,875,219	95,992
	Insperity Inc.	917,216	93,639
	Armstrong World Industries Inc.	1,177,864	93,322
	Ryder System Inc.	1,234,919	93,224
*	Kirby Corp.	1,520,855	92,422
*	MasTec Inc.	1,438,744	91,360
*	Euronet Worldwide Inc.	1,195,882	90,600
*	Fluor Corp.	3,607,530	89,791
*	Bloom Energy Corp. Class A	4,476,076	89,477
	Maximus Inc.	1,537,560	88,979

		Shares	Market Value ($000)
	Zurn Elkay Water Solutions Corp.	3,611,309	88,477
	Comfort Systems USA Inc.	908,331	88,408
	Silgan Holdings Inc.	2,098,596	88,225
*	ATI Inc.	3,298,538	87,774
	Watts Water Technologies Inc. Class A	693,236	87,161
*	Affirm Holdings Inc. Class A	4,599,464	86,286
	Triton International Ltd.	1,574,700	86,183
	Simpson Manufacturing Co. Inc.	1,095,998	85,926
	ManpowerGroup Inc.	1,313,709	84,984
	MSC Industrial Direct Co. Inc. Class A	1,141,794	83,134
	Air Lease Corp. Class A	2,674,836	82,947
	Allison Transmission Holdings Inc.	2,443,863	82,505
	Franklin Electric Co. Inc.	999,178	81,643
*	Atkore Inc.	1,049,014	81,624
	HB Fuller Co.	1,349,895	81,129
	Flowserve Corp.	3,318,736	80,645
*	Marqeta Inc. Class A	11,316,486	80,573
*	Aerojet Rocketdyne Holdings Inc.	1,940,289	77,592
	GATX Corp.	896,384	76,327
*	Summit Materials Inc. Class A	2,999,044	71,857
*	Resideo Technologies Inc.	3,698,919	70,501
	John Bean Technologies Corp.	809,050	69,578
*	Atlas Air Worldwide Holdings Inc.	719,118	68,726
	Badger Meter Inc.	743,133	68,658
*	Dycom Industries Inc.	710,602	67,884
*	Beacon Roofing Supply Inc.	1,237,701	67,727
*	TriNet Group Inc.	946,426	67,404
	Herc Holdings Inc.	645,631	67,068
	Vontier Corp.	4,010,268	67,012
*	API Group Corp.	5,045,421	66,953
	Belden Inc.	1,105,075	66,327
	Korn Ferry	1,386,265	65,085
	Otter Tail Corp.	1,057,279	65,044
	ABM Industries Inc.	1,695,774	64,829
	UniFirst Corp.	383,300	64,483
	Albany International Corp. Class A	789,685	62,251
	Forward Air Corp.	681,705	61,531
	Matson Inc.	989,722	60,888
*	SPX Technologies Inc.	1,090,622	60,224
	EnerSys	1,032,352	60,052
*	Verra Mobility Corp. Class A	3,889,822	59,787
	Spirit AeroSystems Holdings Inc. Class A	2,669,543	58,516
	Hillenbrand Inc.	1,587,254	58,284
*	ACI Worldwide Inc.	2,787,639	58,262
	AAON Inc.	1,079,863	58,183
	Brink's Co.	1,199,192	58,089
*	Hub Group Inc. Class A	819,793	56,549
*	Mercury Systems Inc.	1,391,261	56,485
	Altra Industrial Motion Corp.	1,652,113	55,544
*	Shift4 Payments Inc. Class A	1,232,340	54,975
*	Enovix Corp.	2,992,782	54,873
	Werner Enterprises Inc.	1,449,308	54,494
	Encore Wire Corp.	461,277	53,296
	EVERTEC Inc.	1,677,654	52,594
*	Alight Inc. Class A	7,095,474	52,010
	McGrath RentCorp	618,919	51,903
	Moog Inc. Class A	735,482	51,741
*	O-I Glass Inc.	3,953,571	51,199

		Shares	Market Value ($000)
*	AeroVironment Inc.	602,851	50,254
	Terex Corp.	1,635,444	48,638
*	Itron Inc.	1,146,105	48,262
	ESCO Technologies Inc.	656,430	48,208
*	Flywire Corp.	2,078,067	47,712
	Installed Building Products Inc.	584,186	47,313
	Brady Corp. Class A	1,126,176	46,995
*	AZEK Co. Inc. Class A	2,704,212	44,944
	EnPro Industries Inc.	528,184	44,885
	Trinity Industries Inc.	2,082,442	44,460
	Esab Corp.	1,295,824	43,229
*	Air Transport Services Group Inc.	1,793,796	43,213
	ArcBest Corp.	591,071	42,989
	Kennametal Inc.	2,065,484	42,508
	Helios Technologies Inc.	825,861	41,789
*	GMS Inc.	1,028,787	41,162
	Mueller Water Products Inc. Class A	3,978,069	40,855
	ADT Inc.	5,434,654	40,706
*	Evo Payments Inc. Class A	1,216,131	40,497
*	Masonite International Corp.	565,427	40,309
	Lindsay Corp.	278,685	39,930
*	Core & Main Inc. Class A	1,754,214	39,891
	Bread Financial Holdings Inc.	1,265,680	39,806
	Griffon Corp.	1,303,950	38,493
	Greif Inc. Class A	640,115	38,132
*	Payoneer Global Inc.	6,152,017	37,220
	Barnes Group Inc.	1,218,725	35,197
*	Huron Consulting Group Inc.	527,936	34,976
*	Vicor Corp.	572,711	33,870
	Maxar Technologies Inc.	1,788,954	33,489
*	Kratos Defense & Security Solutions Inc.	3,194,910	32,460
*	AAR Corp.	854,707	30,616
	Kforce Inc.	510,951	29,967
	Granite Construction Inc.	1,119,409	28,422
*	OSI Systems Inc.	386,610	27,859
*,1	TuSimple Holdings Inc. Class A	3,557,985	27,041
	TriMas Corp.	1,066,467	26,736
*	BTRS Holdings Inc.	2,860,330	26,487
*	CoreCivic Inc.	2,986,394	26,400
	Enerpac Tool Group Corp. Class A	1,476,483	26,326
*,1	Proterra Inc.	5,143,783	25,616
*	AvidXchange Holdings Inc.	3,018,427	25,415
*	Proto Labs Inc.	697,077	25,394
	Tennant Co.	447,654	25,319
	Standex International Corp.	303,931	24,816
*	Gates Industrial Corp. plc	2,508,704	24,485
*	Rocket Lab USA Inc.	5,958,801	24,252
*	Hillman Solutions Corp.	3,210,026	24,204
*	Remitly Global Inc.	2,129,698	23,682
*,1	Joby Aviation Inc.	5,396,678	23,368
*,1	Legalzoom.com Inc.	2,717,072	23,285
*,1	Nikola Corp.	6,604,038	23,246
*,1	Virgin Galactic Holdings Inc.	4,921,581	23,181
*,1	Mirion Technologies Inc.	3,048,427	22,772
	International Seaways Inc.	632,044	22,204
	H&E Equipment Services Inc.	779,197	22,082
*	Green Dot Corp. Class A	1,159,944	22,016
	Primoris Services Corp.	1,351,128	21,956

		Shares	Market Value ($000)
*	Hayward Holdings Inc.	2,467,401	21,886
	AZZ Inc.	598,900	21,866
*,1	PureCycle Technologies Inc.	2,698,356	21,776
	Apogee Enterprises Inc.	562,115	21,484
	TTEC Holdings Inc.	479,346	21,240
*,1	Aurora Innovation Inc.	9,193,863	20,318
	Kaman Corp.	709,866	19,827
	Schneider National Inc. Class B	964,193	19,573
	Greenbrier Cos. Inc.	787,371	19,109
	Deluxe Corp.	1,095,858	18,246
	Wabash National Corp.	1,171,370	18,226
	Astec Industries Inc.	579,905	18,087
*	JELD-WEN Holding Inc.	2,032,398	17,783
*	ZipRecruiter Inc. Class A	1,060,338	17,496
*	First Advantage Corp.	1,358,672	17,432
	Heartland Express Inc.	1,205,378	17,249
*	Gibraltar Industries Inc.	401,504	16,434
*,1	Desktop Metal Inc. Class A	6,014,852	15,578
	Quanex Building Products Corp.	848,082	15,401
*	TrueBlue Inc.	787,886	15,033
*	Janus International Group Inc.	1,679,784	14,984
*	CryoPort Inc.	585,112	14,253
*	Conduent Inc.	4,113,430	13,739
*	Thermon Group Holdings Inc.	850,054	13,099
*	FARO Technologies Inc.	464,123	12,736
	Gorman-Rupp Co.	530,524	12,621
*	TaskUS Inc. Class A	713,204	11,483
	Kelly Services Inc. Class A	834,747	11,344
*	Forrester Research Inc.	288,355	10,384
*	Cimpress plc	397,393	9,728
	Pitney Bowes Inc.	3,969,743	9,249
*	American Woodmark Corp.	209,970	9,209
*	Vivint Smart Home Inc.	1,355,923	8,922
*,1	Hyliion Holdings Corp.	3,083,670	8,850
	National Presto Industries Inc.	134,348	8,739
*	Sterling Check Corp.	490,265	8,648
	REV Group Inc.	774,441	8,542
*	BrightView Holdings Inc.	1,060,337	8,419
	Pactiv Evergreen Inc.	906,232	7,911
*,1	Velo3D Inc.	1,989,093	7,837
	Greif Inc. Class B	113,995	6,931
*,1	Microvast Holdings Inc.	3,828,182	6,929
*	Triumph Group Inc.	742,646	6,379
*	CS Disco Inc.	595,153	5,952
	Kronos Worldwide Inc.	582,808	5,443
	Hyster-Yale Materials Handling Inc.	232,094	4,992
*	Advantage Solutions Inc.	2,033,345	4,331
*,1	Paymentus Holdings Inc. Class A	390,037	3,791
*	Tutor Perini Corp.	521,165	2,877
*	Ranpak Holdings Corp. Class A	561,160	1,919
			20,468,317
Real Estate (8.2%)
	Kimco Realty Corp.	15,703,223	289,096
	Gaming & Leisure Properties Inc.	6,190,054	273,848
	Equity LifeStyle Properties Inc.	4,252,033	267,198
	Life Storage Inc.	2,142,484	237,302
	American Homes 4 Rent Class A	7,063,303	231,747
	CubeSmart	5,699,156	228,308

		Shares	Market Value ($000)
	Rexford Industrial Realty Inc.	4,343,792	225,877
	STORE Capital Corp.	6,459,244	202,368
	Healthcare Realty Trust Inc. Class A	9,661,977	201,452
	Federal Realty Investment Trust	2,054,334	185,137
*	Jones Lang LaSalle Inc.	1,216,658	183,801
	Lamar Advertising Co. Class A	2,211,806	182,452
	Medical Properties Trust Inc.	15,208,201	180,369
	National Retail Properties Inc.	4,496,787	179,242
	Omega Healthcare Investors Inc.	5,943,998	175,288
	Americold Realty Trust Inc.	6,839,449	168,250
	EastGroup Properties Inc.	1,106,195	159,668
	Apartment Income REIT Corp. Class A	3,914,750	151,188
	First Industrial Realty Trust Inc.	3,353,263	150,260
	Host Hotels & Resorts Inc.	9,075,830	144,124
	Brixmor Property Group Inc.	7,608,629	140,531
	Agree Realty Corp.	2,026,980	136,983
	STAG Industrial Inc.	4,550,185	129,362
	Spirit Realty Capital Inc.	3,462,298	125,197
	Kilroy Realty Corp.	2,967,348	124,955
	Regency Centers Corp.	2,172,223	116,974
	Rayonier Inc.	3,717,631	111,417
	Vornado Realty Trust	4,382,284	101,494
	Ryman Hospitality Properties Inc.	1,330,412	97,905
	Terreno Realty Corp.	1,822,074	96,552
	Kite Realty Group Trust	5,563,361	95,801
	Independence Realty Trust Inc.	5,638,321	94,329
	National Storage Affiliates Trust	2,213,318	92,030
	Cousins Properties Inc.	3,845,167	89,785
	Physicians Realty Trust	5,746,739	86,431
	Phillips Edison & Co. Inc.	2,963,048	83,113
	PotlatchDeltic Corp.	1,962,418	80,538
	Sabra Health Care REIT Inc.	5,864,331	76,940
	Douglas Emmett Inc.	4,240,467	76,032
	Apple Hospitality REIT Inc.	5,229,794	73,531
	Highwoods Properties Inc.	2,670,815	72,005
	Essential Properties Realty Trust Inc.	3,585,852	69,745
	EPR Properties	1,904,625	68,300
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,224,000	66,564
	Corporate Office Properties Trust	2,854,897	66,319
[1]	SL Green Realty Corp.	1,632,652	65,567
	Equity Commonwealth	2,683,378	65,367
	LXP Industrial Trust	7,107,103	65,101
	Innovative Industrial Properties Inc.	710,277	62,860
	National Health Investors Inc.	1,077,449	60,908
	Park Hotels & Resorts Inc.	5,137,919	57,853
	Broadstone Net Lease Inc.	3,711,121	57,634
	Outfront Media Inc.	3,748,812	56,944
	JBG SMITH Properties	2,904,158	53,959
	DigitalBridge Group Inc.	4,162,266	52,070
	Sunstone Hotel Investors Inc.	5,390,699	50,780
	SITE Centers Corp.	4,619,685	49,477
*	Howard Hughes Corp.	887,065	49,135
	Pebblebrook Hotel Trust	3,337,636	48,429
	Kennedy-Wilson Holdings Inc.	2,974,386	45,984
*	Cushman & Wakefield plc	4,011,242	45,929
	CareTrust REIT Inc.	2,463,800	44,619
	Uniti Group Inc.	6,024,631	41,871
	RLJ Lodging Trust	4,132,307	41,819

		Shares	Market Value ($000)
	Retail Opportunity Investments Corp.	3,004,242	41,338
	Macerich Co.	5,180,724	41,135
	DiamondRock Hospitality Co.	5,355,708	40,221
	Xenia Hotels & Resorts Inc.	2,903,976	40,046
	Washington REIT	2,219,547	38,975
	LTC Properties Inc.	1,028,525	38,518
	Urban Edge Properties	2,833,129	37,794
	Hudson Pacific Properties Inc.	3,417,180	37,418
*	Opendoor Technologies Inc.	11,978,644	37,254
	InvenTrust Properties Corp.	1,625,184	34,665
	Tanger Factory Outlet Centers Inc.	2,515,467	34,412
	Piedmont Office Realty Trust Inc. Class A	3,129,091	33,043
	American Assets Trust Inc.	1,229,914	31,633
	St. Joe Co.	970,958	31,100
	Alexander & Baldwin Inc.	1,845,313	30,595
	Acadia Realty Trust	2,408,243	30,392
	Paramount Group Inc.	4,863,557	30,300
	Brandywine Realty Trust	4,356,683	29,408
	Newmark Group Inc. Class A	3,606,376	29,067
	Global Net Lease Inc.	2,636,130	28,075
	Getty Realty Corp.	1,008,069	27,107
	Empire State Realty Trust Inc. Class A	4,129,544	27,090
	Apartment Investment & Management Co. Class A	3,670,468	26,794
	Centerspace	389,756	26,238
*	GEO Group Inc.	2,992,175	23,040
*	Anywhere Real Estate Inc.	2,758,949	22,375
*	Veris Residential Inc.	1,962,159	22,310
	Service Properties Trust	4,197,532	21,785
	Marcus & Millichap Inc.	659,920	21,632
[1]	eXp World Holdings Inc.	1,927,651	21,609
	Necessity Retail REIT Inc. Class A	3,389,839	19,932
*,1	WeWork Inc.	7,206,905	19,098
	Office Properties Income Trust	1,231,027	17,296
*,1	Compass Inc. Class A	7,133,649	16,550
	RPT Realty	2,162,131	16,346
*	Redfin Corp.	2,612,757	15,258
	Universal Health Realty Income Trust	315,642	13,639
	Safehold Inc.	473,835	12,538
	Saul Centers Inc.	333,893	12,521
	Alexander's Inc.	51,819	10,828
	Bridge Investment Group Holdings Inc. Class A	703,964	10,207
	RMR Group Inc. Class A	392,035	9,287
	Industrial Logistics Properties Trust	1,660,161	9,131
	Summit Hotel Properties Inc.	1,294,572	8,700
	Urstadt Biddle Properties Inc. Class A	414,544	6,430
*	Forestar Group Inc.	443,861	4,967
*	Seritage Growth Properties Class A	426,443	3,847
	Douglas Elliman Inc.	824,811	3,382
	Franklin Street Properties Corp.	1,178,198	3,099
	Diversified Healthcare Trust	3,032,862	3,003
*,1	Offerpad Solutions Inc.	589,680	714
*,2	Spirit MTA REIT	529,410	—
			8,558,256
Technology (11.7%)
*	Wolfspeed Inc.	3,150,964	325,684
	Entegris Inc.	3,782,448	314,019
*	PTC Inc.	2,684,171	280,764
*	Manhattan Associates Inc.	1,592,424	211,840

		Shares	Market Value ($000)
*	Ceridian HCM Holding Inc.	3,692,135	206,317
*	Avalara Inc.	2,151,080	197,469
*	Pure Storage Inc. Class A	7,140,438	195,434
	Jabil Inc.	3,143,081	181,387
*	Dynatrace Inc.	5,106,880	177,771
*	Aspen Technology Inc.	734,746	175,017
*	Change Healthcare Inc.	6,252,473	171,880
*	Lattice Semiconductor Corp.	3,486,413	171,566
*	CACI International Inc. Class A	594,611	155,229
	KBR Inc.	3,530,341	152,581
	Leidos Holdings Inc.	1,733,410	151,621
*	Arrow Electronics Inc.	1,629,157	150,192
*	DXC Technology Co.	5,686,363	139,202
*	Elastic NV	1,926,816	138,230
*	Five9 Inc.	1,779,932	133,459
*	Guidewire Software Inc.	2,128,133	131,050
	National Instruments Corp.	3,360,727	126,834
	Science Applications International Corp.	1,413,847	125,027
*	SentinelOne Inc. Class A	4,806,642	122,858
*	Qualys Inc.	876,642	122,195
*	Zendesk Inc.	1,567,439	119,282
*	Nutanix Inc. Class A	5,695,394	118,635
*	Rogers Corp.	477,621	115,527
	Switch Inc. Class A	3,384,398	114,020
*	SPS Commerce Inc.	914,406	113,597
*	Coupa Software Inc.	1,919,733	112,880
	Concentrix Corp.	990,947	110,619
*	F5 Inc.	756,144	109,437
*	Smartsheet Inc. Class A	3,122,407	107,286
*	Silicon Laboratories Inc.	825,310	101,876
	Dolby Laboratories Inc. Class A	1,563,634	101,871
	Universal Display Corp.	1,079,219	101,824
*	Synaptics Inc.	1,006,354	99,639
*	Novanta Inc.	859,736	99,428
*	Tenable Holdings Inc.	2,835,292	98,668
*	Cirrus Logic Inc.	1,420,235	97,712
*	Coherent Corp.	2,784,051	97,024
	Power Integrations Inc.	1,451,780	93,378
	TD SYNNEX Corp.	1,095,088	88,910
*	Fabrinet	925,442	88,333
	Avnet Inc.	2,403,351	86,809
*	RingCentral Inc. Class A	2,169,019	86,674
*	Workiva Inc. Class A	1,106,865	86,114
*	Procore Technologies Inc.	1,737,114	85,952
*	Box Inc. Class A	3,474,837	84,751
	Dun & Bradstreet Holdings Inc.	6,609,713	81,894
*	Alteryx Inc. Class A	1,465,602	81,839
	Azenta Inc.	1,904,757	81,638
*	Blackline Inc.	1,362,626	81,621
*	Onto Innovation Inc.	1,261,410	80,793
*	Ziff Davis Inc.	1,138,402	77,958
*	Alarm.com Holdings Inc.	1,199,711	77,813
*	Teradata Corp.	2,479,509	77,014
	Vertiv Holdings Co. Class A	7,658,289	74,439
*	Varonis Systems Inc. Class B	2,790,483	74,004
*	New Relic Inc.	1,281,747	73,547
*	Insight Enterprises Inc.	891,040	73,431
	Advanced Energy Industries Inc.	948,560	73,428

		Shares	Market Value ($000)
*	Dropbox Inc. Class A	3,451,474	71,515
*	Rambus Inc.	2,806,242	71,335
*	Diodes Inc.	1,096,864	71,197
*	IPG Photonics Corp.	828,561	69,889
*	MACOM Technology Solutions Holdings Inc.	1,333,030	69,038
*	Confluent Inc. Class A	2,868,175	68,177
*	nCino Inc.	1,959,038	66,823
*,1	Gitlab Inc. Class A	1,283,207	65,726
*	Sanmina Corp.	1,394,154	64,243
*	NCR Corp.	3,302,639	62,783
*	Envestnet Inc.	1,401,453	62,225
*	Toast Inc. Class A	3,700,542	61,873
*	Super Micro Computer Inc.	1,120,299	61,695
*	Plexus Corp.	703,716	61,617
*	Rapid7 Inc.	1,415,514	60,726
*	Blackbaud Inc.	1,346,471	59,326
	Vishay Intertechnology Inc.	3,318,003	59,027
*	MaxLinear Inc. Class A	1,789,701	58,380
*	Sprout Social Inc. Class A	952,968	57,826
*	Yelp Inc. Class A	1,695,306	57,488
*	CommVault Systems Inc.	1,080,843	57,328
*	Perficient Inc.	878,615	57,128
*	IAC Inc.	1,007,359	55,788
*	Altair Engineering Inc. Class A	1,259,125	55,679
*	Covetrus Inc.	2,664,513	55,635
*	Verint Systems Inc.	1,642,170	55,144
*	NetScout Systems Inc.	1,724,135	54,000
*	Ambarella Inc.	919,516	51,658
*,1	MicroStrategy Inc. Class A	237,058	50,318
*	FormFactor Inc.	1,958,410	49,058
*	Ping Identity Holding Corp.	1,746,976	49,038
*	Appfolio Inc. Class A	460,627	48,237
	Amkor Technology Inc.	2,797,370	47,695
*	Semtech Corp.	1,611,713	47,400
	Progress Software Corp.	1,103,527	46,955
*	Bumble Inc. Class A	2,138,715	45,961
*	DoubleVerify Holdings Inc.	1,664,975	45,537
*,1	Clear Secure Inc. Class A	1,991,050	45,515
*,1	Freshworks Inc. Class A	3,508,328	45,503
*,1	Xometry Inc. Class A	792,679	45,016
*	Q2 Holdings Inc.	1,382,443	44,515
*,1	DigitalOcean Holdings Inc.	1,230,207	44,497
*	PagerDuty Inc.	1,895,325	43,725
*	Kyndryl Holdings Inc.	5,180,509	42,843
*	KnowBe4 Inc. Class A	2,023,063	42,100
	CSG Systems International Inc.	773,986	40,928
*	Allscripts Healthcare Solutions Inc.	2,672,429	40,701
*	Upwork Inc.	2,983,736	40,638
*	Appian Corp. Class A	986,974	40,298
*	Paycor HCM Inc.	1,337,864	39,547
*	Asana Inc. Class A	1,729,068	38,437
*	Jamf Holding Corp.	1,686,562	37,374
*	Allegro MicroSystems Inc.	1,699,595	37,136
*	JFrog Ltd.	1,638,954	36,237
*	Parsons Corp.	920,359	36,078
	Xerox Holdings Corp.	2,751,958	35,996
*	CCC Intelligent Solutions Holdings Inc.	3,915,872	35,634
	Adeia Inc.	2,516,299	35,580

		Shares	Market Value ($000)
*	Cargurus Inc. Class A	2,474,462	35,063
*	Digital Turbine Inc.	2,384,483	34,360
	Pegasystems Inc.	1,039,828	33,420
*	Schrodinger Inc.	1,337,753	33,417
	Methode Electronics Inc.	886,448	32,932
*	E2open Parent Holdings Inc.	5,364,942	32,565
*	Everbridge Inc.	1,009,104	31,161
*	TTM Technologies Inc.	2,334,945	30,775
*,1	Braze Inc. Class A	871,480	30,354
*	C3.ai Inc. Class A	2,397,603	29,970
*	SiTime Corp.	378,832	29,825
	Shutterstock Inc.	593,769	29,789
*	LiveRamp Holdings Inc.	1,619,513	29,410
*	HashiCorp Inc. Class A	852,032	27,427
*	Squarespace Inc. Class A	1,273,728	27,207
*	Planet Labs PBC	4,719,575	25,627
*	PROS Holdings Inc.	1,035,817	25,585
*	Fastly Inc. Class A	2,787,509	25,534
*	3D Systems Corp.	3,138,471	25,045
*,1	Samsara Inc. Class A	2,070,418	24,990
*	Veeco Instruments Inc.	1,239,839	22,714
*	Zuora Inc. Class A	3,072,356	22,674
*	Duck Creek Technologies Inc.	1,848,344	21,903
*	Consensus Cloud Solutions Inc.	452,924	21,423
*	Magnite Inc.	3,208,540	21,080
	Benchmark Electronics Inc.	847,942	21,012
*	BigCommerce Holdings Inc.	1,398,589	20,699
*	Thoughtworks Holding Inc.	1,970,526	20,671
*,1	Credo Technology Group Holding Ltd.	1,850,657	20,357
*,1	Zeta Global Holdings Corp. Class A	3,050,348	20,163
*	Olo Inc. Class A	2,468,263	19,499
*	Sprinklr Inc. Class A	2,107,336	19,430
*	Momentive Global Inc.	3,186,299	18,512
*	Amplitude Inc. Class A	1,179,490	18,247
*	Informatica Inc. Class A	902,369	18,111
*,1	IonQ Inc.	3,537,276	17,934
*	Sumo Logic Inc.	2,350,886	17,632
*	PubMatic Inc. Class A	1,029,445	17,120
*	LivePerson Inc.	1,808,528	17,036
*	ScanSource Inc.	637,766	16,843
*,1	Expensify Inc. Class A	1,040,248	15,479
*	Cerence Inc.	950,618	14,972
*	N-able Inc.	1,604,569	14,810
*	CEVA Inc.	560,604	14,705
*	Alkami Technology Inc.	921,659	13,871
*	Vimeo Inc.	3,382,758	13,531
*	EngageSmart Inc.	625,468	12,941
*	Qualtrics International Inc. Class A	1,238,939	12,612
*	Yext Inc.	2,824,617	12,598
*	Eventbrite Inc. Class A	2,043,351	12,424
*	Unisys Corp.	1,637,552	12,364
*,1	AvePoint Inc.	3,059,897	12,270
*	Definitive Healthcare Corp. Class A	765,246	11,892
	Ebix Inc.	626,000	11,875
*,1	ForgeRock Inc. Class A	817,124	11,873
*,1	Blend Labs Inc. Class A	5,362,723	11,852
*	Vertex Inc. Class A	861,135	11,772
*,1	Matterport Inc.	2,877,663	10,906

		Shares	Market Value ($000)
*	Telos Corp.	1,199,513	10,664
*	nLight Inc.	1,087,448	10,276
*	EverCommerce Inc.	739,770	8,086
*	Couchbase Inc.	565,556	8,070
*,1	SEMrush Holdings Inc. Class A	716,350	8,030
	SolarWinds Corp.	1,025,697	7,949
*	Nextdoor Holdings Inc.	2,729,729	7,616
*,1	NerdWallet Inc. Class A	854,193	7,577
*	Intapp Inc.	392,105	7,321
*,1	SmartRent Inc. Class A	3,013,520	6,841
*	MeridianLink Inc.	410,234	6,679
*,1	Rackspace Technology Inc.	1,608,655	6,563
*,1	Aeva Technologies Inc.	3,319,509	6,207
*	Bandwidth Inc. Class A	505,730	6,018
*	MediaAlpha Inc. Class A	586,082	5,128
[1]	Vivid Seats Inc. Class A	627,772	4,809
*	ON24 Inc.	481,769	4,240
*,1	Enfusion Inc. Class A	340,656	4,204
*,1	Skillz Inc. Class A	3,561,022	3,632
*,1	Groupon Inc. Class A	230,419	1,834
*	SecureWorks Corp. Class A	203,148	1,635
*	WM Technology Inc.	903,616	1,455
*,1	Avaya Holdings Corp.	880,875	1,401
*,1	BuzzFeed Inc.	799,816	1,248
			12,146,803
Telecommunications (1.3%)
*	Ciena Corp.	3,800,902	153,671
*	Frontier Communications Parent Inc.	6,220,074	145,736
*	Iridium Communications Inc.	2,901,449	128,737
	Cable One Inc.	149,335	127,390
*	Lumentum Holdings Inc.	1,642,903	112,654
	Juniper Networks Inc.	4,095,482	106,974
*	Calix Inc.	1,491,018	91,161
*	Viavi Solutions Inc.	5,744,762	74,969
*	Viasat Inc.	1,918,464	57,995
	Cogent Communications Holdings Inc.	1,097,320	57,236
*	CommScope Holding Co. Inc.	5,018,846	46,224
	Telephone & Data Systems Inc.	2,569,856	35,721
	ADTRAN Holdings Inc.	1,671,584	32,730
*	Altice USA Inc. Class A	5,491,037	32,013
	InterDigital Inc.	753,060	30,439
*,1	Globalstar Inc.	18,276,332	29,059
*	Infinera Corp.	4,690,772	22,703
	Shenandoah Telecommunications Co.	1,209,427	20,584
*	WideOpenWest Inc.	1,333,830	16,366
*,1	fuboTV Inc.	4,237,721	15,044
*	EchoStar Corp. Class A	855,755	14,094
*	NETGEAR Inc.	691,758	13,863
	ATN International Inc.	280,639	10,824
*	United States Cellular Corp.	398,691	10,378
*	8x8 Inc.	2,899,144	10,002
*	Gogo Inc.	815,890	9,889
			1,406,456
Utilities (3.7%)
	Atmos Energy Corp.	3,551,849	361,756
	Essential Utilities Inc.	5,990,959	247,906
	NRG Energy Inc.	5,970,177	228,479

			Shares	Market Value ($000)
		OGE Energy Corp.	5,082,617	185,312
		Pinnacle West Capital Corp.	2,870,059	185,148
		UGI Corp.	5,316,507	171,883
*		Clean Harbors Inc.	1,304,991	143,523
		National Fuel Gas Co.	2,322,607	142,956
*		Sunrun Inc.	5,115,690	141,142
		IDACORP Inc.	1,283,604	127,090
		Southwest Gas Holdings Inc.	1,612,312	112,459
		Black Hills Corp.	1,652,338	111,913
		South Jersey Industries Inc.	3,109,192	103,909
*		Evoqua Water Technologies Corp.	3,084,624	102,009
		PNM Resources Inc.	2,179,249	99,657
*		Stericycle Inc.	2,340,547	98,560
		Portland General Electric Co.	2,265,717	98,468
*		Casella Waste Systems Inc. Class A	1,287,113	98,323
		ONE Gas Inc.	1,374,918	96,780
		New Jersey Resources Corp.	2,443,743	94,573
		Ormat Technologies Inc.	1,064,908	91,795
		Hawaiian Electric Industries Inc.	2,640,324	91,514
		Spire Inc.	1,265,919	78,905
		American States Water Co.	938,548	73,160
		California Water Service Group	1,379,640	72,693
		ALLETE Inc.	1,449,585	72,552
		NorthWestern Corp.	1,425,748	70,261
		Avista Corp.	1,853,857	68,685
		Clearway Energy Inc. Class C	2,087,007	66,471
		MGE Energy Inc.	918,260	60,265
*		Sunnova Energy International Inc.	2,474,507	54,637
		Northwest Natural Holding Co.	869,692	37,727
*		Archaea Energy Inc. Class A	2,051,202	36,942
		Clearway Energy Inc. Class A	878,243	25,557
		Excelerate Energy Inc. Class A	518,693	12,137
*		Harsco Corp.	2,020,597	7,557
*,1		NuScale Power Corp.	375,813	4,389
				3,877,093
Total Common Stocks (Cost $96,263,770)				103,436,055
		Coupon
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,475,364)	2.828%	24,764,212	2,475,678
Total Investments (101.6%) (Cost $98,739,134)				105,911,733
Other Assets and Liabilities—Net (-1.6%)				(1,695,003)
Net Assets (100%)				104,216,730
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,681,634,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,837,205,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	4,502	375,872	(38,997)
E-mini S&P 500 Index	December 2022	160	28,812	(4,000)
E-mini S&P Mid-Cap 400 Index	December 2022	1,704	376,277	(41,790)
				(84,787)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ACI Worldwide Inc.	8/31/23	BANA	1,304	(2.981)	—	(157)
ACI Worldwide Inc.	8/31/23	BANA	1,256	(2.981)	—	(151)
Avalara Inc.	8/31/23	BANA	8,243	(2.581)	2	—
DXC Technology Co.	8/31/23	BANA	3,717	(2.981)	—	(54)
Ollie's Bargain Outlet Holdings Inc.	1/31/23	GSI	17,151	(2.998)	—	(1,686)
					2	(2,048)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	103,435,624	—	431	103,436,055
Temporary Cash Investments	2,475,678	—	—	2,475,678
Total	105,911,302	—	431	105,911,733

Derivative Financial Instruments
Assets
Swap Contracts	—	2	—	2
Liabilities
Futures Contracts[1]	84,787	—	—	84,787
Swap Contracts	—	2,048	—	2,048
Total	84,787	2,048	—	86,835
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.